STAGECOACH FUNDS, INC.
               Registration Nos. 33-42927; 811-6419

                    CERTIFICATE PURSUANT TO
                     17 C.F.R.  230.497(j)


     The undersigned hereby certifies on behalf of Stagecoach Funds, Inc. (the "Company") that the forms of Prospectus and Statement of Additional Information ("SAI") for the Company's Aggressive Growth Fund that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 20 to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on February 28, 1996.

     IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 11th day of March, 1996.


Witness		                          STAGECOACH FUNDS, INC.

By:  /s/Mike W. Nolte              By:  /s/Richard H. Blank, Jr.
Name:  Mike W. Nolte	              Name:  Richard H. Blank, Jr.
Title: Assistant Secretary         Title:   Secretary and Treasurer
                                   (Principal Financial Officer)